Derivative Financial Instruments and Hedge Accounting_Details Of Hedged Item(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Disclosure of detailed information about hedged items [Line Items]
Cash flow hedge reserve	[1],[2]	₩ (1,264)	$ (1,164)	₩ (33,182)	₩ (9,038)
Foreign currency translation reserve	[1],[2]	64,269	$ 59,174	(8,900)	₩ (27,134)
Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets		6,384,347		4,559,603
Carrying amount - Liabilities		5,730,262		3,199,117
Accumulated amount of hedge adjustments - Assets		379,555		48,909
Accumulated amount of hedge adjustments - Liabilities		76,582		44,085
Changes in fair value		(11,946)		(37,562)
Cash Flow Hedge
Disclosure of detailed information about hedged items [Line Items]
Changes in fair value		13,237		68,028
Cash flow hedge reserve		(28,597)		(27,333)
Interest rate | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets		3,714,937		2,220,364
Carrying amount - Liabilities		5,730,262		3,199,117
Accumulated amount of hedge adjustments - Assets		68,810		24,728
Accumulated amount of hedge adjustments - Liabilities		76,582		44,085
Changes in fair value		28,764		(98,695)
Interest rate | Cash Flow Hedge
Disclosure of detailed information about hedged items [Line Items]
Changes in fair value		12,172		25,671
Cash flow hedge reserve		(22,439)		(15,670)
Debt securities in Korean won | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets		1,001,957		549,526
Carrying amount - Liabilities		0		0
Accumulated amount of hedge adjustments - Assets		5,888		5,485
Accumulated amount of hedge adjustments - Liabilities		0		0
Changes in fair value		402		5,502
Debt securities in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets		2,712,980		1,670,838
Carrying amount - Liabilities		0		0
Accumulated amount of hedge adjustments - Assets		62,922		19,243
Accumulated amount of hedge adjustments - Liabilities		0		0
Changes in fair value		42,382		25,540
Deposits in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets		0		0
Carrying amount - Liabilities		121,768		780,491
Accumulated amount of hedge adjustments - Assets		0		0
Accumulated amount of hedge adjustments - Liabilities		2,088		(18,391)
Changes in fair value		(4,491)		(62,439)
Debentures in Korean won | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets		0		0
Carrying amount - Liabilities		3,623,161		351,070
Accumulated amount of hedge adjustments - Assets		0		0
Accumulated amount of hedge adjustments - Liabilities		(6,839)		21,070
Changes in fair value		27,909		(1,818)
Debentures in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets		0		0
Carrying amount - Liabilities		1,985,333		2,067,556
Accumulated amount of hedge adjustments - Assets		0		0
Accumulated amount of hedge adjustments - Liabilities		81,333		41,406
Changes in fair value		(37,438)		(65,480)
Currency | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets		2,669,410		2,339,239
Carrying amount - Liabilities		0		0
Accumulated amount of hedge adjustments - Assets		310,745		24,181
Accumulated amount of hedge adjustments - Liabilities		0		0
Changes in fair value		(40,710)		61,133
Currency | Cash Flow Hedge
Disclosure of detailed information about hedged items [Line Items]
Changes in fair value		1,065		42,357
Cash flow hedge reserve		(6,158)		(11,663)
Currency | Hedge of net investments in foreign operations
Disclosure of detailed information about hedged items [Line Items]
Changes in fair value		(88,769)		13,410
Foreign currency translation reserve		22,278		(41,992)
Debt securities in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets		2,669,410		2,339,239
Carrying amount - Liabilities		0		0
Accumulated amount of hedge adjustments - Assets		310,745		24,181
Accumulated amount of hedge adjustments - Liabilities		0		0
Changes in fair value		₩ (40,710)		₩ 61,133

[1]	The consolidated statements of changes in equity for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2020 and 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.